Financial instruments and risk management - Summary of Financial Assets and Liabilities Denominated in Euros and Translated into Sterling at Closing Rate (Details) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Instruments [Line Items]
Financial assets	£ 74,169	£ 68,550
Financial liabilities	(10,601)	(7,426)
Currency Risk | Euro
Disclosure Of Financial Instruments [Line Items]
Financial assets	1,918	467
Financial liabilities	(3,278)	(1,190)
Net financial (liabilities)/assets	(1,360)	(723)	£ (640)
Currency Risk | U.S. Dollar
Disclosure Of Financial Instruments [Line Items]
Financial assets	11,248	29,427
Financial liabilities	(876)	(2,123)
Net financial (liabilities)/assets	£ 10,372	£ 27,304	£ 1,597